CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Other operating expense	$ 64.5	$ 113.8
Other expenses, environmental and other operating expenses for non-operating mining sites	46.8	52.5
Other operating expense, project and study costs	$ 2.9	$ 6.2